11. Related parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Base salary		R$ 104,915	R$ 71,580	R$ 55,179
Variable compensation		11,175	12,943	15,083
Stock option plan		14,962	17,962	29,267
Total compensation		R$ 131,052	R$ 102,485	R$ 99,529
Percent share-based payment over the total compensation		11.40%	17.50%	9.40%
Fiscal Council [member]
Disclosure of transactions between related parties [line items]
Base salary		R$ 331		R$ 228
Variable compensation
Stock option plan
Total compensation		331		228
Board Of Directors [member]
Disclosure of transactions between related parties [line items]
Base salary	[1]	67,716	38,207	12,256
Variable compensation	[1]
Stock option plan	[1]	4,056	2,366
Total compensation	[1]	71,772	40,573	12,256
Executive Officers [member]
Disclosure of transactions between related parties [line items]
Base salary		36,868	33,373	42,695
Variable compensation		11,175	12,943	15,083
Stock option plan		10,906	15,596	29,267
Total compensation		R$ 58,949	R$ 61,912	R$ 87,045

[1]	Includes the compensation of the Board of Directors' advisory committees (Human Resources and Compensation, Audit, Finance, Sustainable Development and Corporate Governance).